Credit risks and concentration (Tables)	12 Months Ended
Dec. 31, 2013
Credit risks and concentration [Abstract]
Schedule of Customers Accounted for More Than 10% of Accounts Receivable

The accounts receivables from two internet search companies represented over 10% of accounts receivable balances as follows:

	As of December 31,
	2011	2012	2013
	%	%	%
Customer A	34%	15%	8%
Customer B	8%	29%	42%